Financial Information by Segment & Geographic Area - Schedule of Income from Operations before Income Taxes and Finance Costs, Corporate and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Restructuring expenses/(income)	$ 15,620	$ 6,492	$ 30,048
Long Term Incentive Plan	13,919	8,835	3,958
Expenses/(income) from operations before income taxes and finance costs	(168,254)	(84,596)	(73,872)
Corporate and other
Segment Reporting Information [Line Items]
Restructuring expenses/(income)	(24,633)	6,492	19,758
Consulting fees related to Group strategy	4,804	2,807	2,837
Long Term Incentive Plan	13,919	8,835	3,958
Other non-operating	5,000	2,070	5,748
Expenses/(income) from operations before income taxes and finance costs	$ (910)	$ 20,204	$ 32,301